Consolidated Statements of Comprehensive (Loss) Income - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Sales	$ 276,334	$ 310,969
Cost of sales:
Production costs	152,585	117,908
Cost of acquired diamonds	16,081	32,611
Depreciation and depletion	82,825	79,419
Earnings from mine operations	24,843	81,031
Impairment loss on property, plant and equipment	115,753	0
Exploration and evaluation expenses	8,884	8,204
Selling, general and administrative expenses	13,058	14,439
Operating (loss) income	(112,852)	58,388
Net finance expenses	(38,637)	(40,564)
Derivative losses	(1,214)	(247)
Foreign exchange gains (losses)	20,764	(32,474)
Other income	0	81
Loss before taxes	(131,939)	(14,816)
Current income taxes	7	(1,148)
Deferred income taxes	3,174	(2,970)
Total income taxes	3,181	(4,118)
Net loss for the year	(128,758)	(18,934)
Items that will not be reclassified subsequently to profit and loss:
Change in fair value of equity securities	0	1,334
Other comprehensive income	0	1,334
Total comprehensive loss for the year	$ (128,758)	$ (17,600)
Basic and diluted loss per share	$ (0.61)	$ (0.10)
Basic weighted average number of shares outstanding	210,134,192	195,968,588
Diluted weighted average number of shares outstanding	210,134,192	195,968,588